Note 5 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accrued payroll expenses	$ 231,093	$ 93,404
Accrued interest expense	590,216	565,623
Accrued general and administrative expenses	111,720	348,761
Accrued commissions	67,682	39,545
Other accrued expenses	724,610	254,472
Total	$ 1,725,321	$ 1,301,805